Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,409,098,112.07
Previously Paid Amount	0.00
Total Fee Amount	215,732.92
Total Offset Amount	0.00
Net Fee	$ 215,732.92